Other Current and Other Non-Current Assets (Details) - Schedule of other current and other non-current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current and other non-current assets [Abstract]
Input VAT receivable	$ 134,746	$ 268,680
Prepayments - office rental	952,616	958,853
Prepayments - insurance	292,095	94,849
Prepayments - others	51,920	144,151
Uniforms	17,954	28,887
Tools and supplies	135,553	158,049
Other current assets	1,584,884	1,653,469
Deposits	361,275	532,074
Other non-current assets	$ 361,275	$ 532,074